PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	€ 443	€ 333
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	20	18
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	43	67
Vehicle fleet | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	17	11
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	7	12
Furniture and office equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	20	17
Finance lease | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	€ 25	€ 13	€ 10